FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2017
FINANCIAL INSTRUMENTS
Schedule of fair value and carrying amount

	Thousands of Yen
	2016		2017
	Carrying		Carrying	Fair
	Amount	Fair Value	Amount	Value
Liabilities:
Short-term bank borrowing	¥52,000	¥52,000	¥1,000,000	¥1,000,000
Long-term debt:
Bank borrowings	4,335,360	4,294,286	5,439,773	5,443,352
Convertible bonds	―	―	1,185,502	1,231,903